Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transaction

Related party transactions as of June 30, 2024 and December 31, 2023 are summarized as follows:

	Jun 30, 2024	Dec 31, 2023

Accounts payable	$302,775	$205,558
Accrued liabilities	481,280	296,839
	$784,055	$502,397

Related party transactions as of December 31, 2023 and December 31, 2022 are summarized as follows:

	December 31, 2023	December 31, 2022

Accounts payable	$205,558	$146,402
Accrued liabilities	296,839	-
	$502,397	$146,402